Short-Term and Long-Term Borrowings (Tables)	12 Months Ended
Dec. 31, 2017
Debt Instrument [Line Items]
Schedule of short-term borrowings

Short-term borrowings consisted of the following:

		As of	As of
		December 31, 2017	December 31, 2016
Agricultural Bank of China (“ABC”)	(1)	$11,831,148	$1,079,949
China Merchants Bank (“CMB”)	(2)	3,073,424	2,759,227
PingAn Bank (“PAB”)	(3)	1,536,712	1,439,933
Industrial and Commercial Bank of China (“ICBC”)	(4)	4,019,908	3,239,848
Bank of China (“BOC”)	(5)	3,017,381	3,425,467
Zhejiang Mintai Commercial Bank (“MTB”)	(6)	-	5,759,730
East West Bank (“EWB”)	(7)	2,000,000	-
Postal Savings Bank of China (“PSBC”)	(8)	4,046,597	-
Pennsylvania Industrial Development Authority – current portion of long-term borrowing (see “long-term borrowing” below)		88,339	86,808
East West Bank loan – current portion of long-term borrowing (see “long-term borrowing” below)		83,333	86,808
Total		$29,696,842	$17,790,962

(1)	During fiscal year 2017, Taizhou Fuling entered into a series of short-term bank loan agreements with ABC for a total amount of $11,831,148. The terms of these loans are six to twelve months with variable interest rates based on the prevailing interest rates, respectively. The effective rates are from 4.57% to 4.90% per annum.

In February 2017, Great Plastics entered into a short-term bank loan agreement with ABC for $691,520. The terms of the loan are twelve months with a variable interest rate based on the prevailing interest rate. The effective rates are 5.66% per annum. This loan was fully repaid in July 2017 prior to its maturity.

In February and July 2016, Great Plastics entered into two short-term bank loan agreements with ABC for $647,969 and $431,980, respectively. The terms of these loans are twelve months with variable interest rates based on the prevailing interest rates. The effective rates are from 5.0% to 5.06% per annum. As of December 31, 2017, these loans had been repaid in full upon maturity.

These loans were guaranteed by the assets of a third party guaranty company and a shareholder of the Company. The third party guaranty company charges 2% of total loan amount.

(2)

In January, March, July and December 2017, Taizhou Fuling entered into four short-term bank borrowing agreements for approximately $4.5 million (RMB 29.4 million) with CMB for twelve, six, six and twelve months, respectively. The effective rates were 6.09%, 2.67%, 1.99% and 6.09% per annum, respectively. The loans are guaranteed by Special Plastics and Taizhou Fuling’s general manager and Chair of the Board. As of December 31, 2017, $1,398,970 had been repaid in full upon maturity.

During 2016, Taizhou Fuling entered into a series of short-term bank loan agreements for approximately $2.8 million (RMB 19.2 million) with CMB for five to twelve months. The interest rates ranged from 1.10% to 6.09% per annum. As of December 31, 2017, these loans had been repaid in full upon maturity.

(3)

In March 2017, Great Plastics entered into a short-term bank borrowing agreement with PAB with a total amount of $1,536,712 for twelve months. The loan bears a variable interest rate based on the prevailing interest rate set by the People’s Bank of China at the time of borrowing, which equals 180% of the prevailing interest rate. The effective rate is 7.83%. The loan is guaranteed by the assets of Great Plastics.

In September 2016, Great Plastics entered into two short-term bank borrowing agreements with PAB with a total amount of $1,450,842 for six and twelve months. These loans bear a variable interest rate based on the prevailing interest rate set by the People’s Bank of China at the time of borrowing, which equals 130% of the prevailing interest rate. The effective rate is 5.08%. The loans are guaranteed by the assets of Great Plastics. As of December 31 2017, $725,421 had been repaid in full upon maturity.

In March 2016, Great Plastics entered into three short-term bank borrowing agreements with PAB with a total amount of $2,159,899 for six months. These loans bear a variable interest rate based on the prevailing interest rate set by the People’s Bank of China at the time of borrowing, plus 30% of the prevailing interest rate. The effective rate is 5.98%. The loans are guaranteed by the assets of Great Plastics. These loans were fully repaid upon maturity.

(4)

During 2017, Taizhou Fuling entered into a series of short-term loan agreements with ICBC for a total amount of $7,092,174. The terms of these loans are five to twelve months with the interest rates ranged from 2.14% to 5.00% per annum. As of December 31, 2017, $3,024,902 of them had been repaid upon maturity.

In February 2016, Taizhou Fuling entered into a loan agreement with ICBC for $593,000 for five months, with fixed interest rate of 3.5%. This loan was fully repaid upon maturity.

In April 2016, Taizhou Fuling entered into a loan agreement with ICBC for $647,970 for five months, bearing a variable interest rate based on the prevailing interest rate set by the People’s Bank of China at the time of borrowing, plus 161.6 base points. The effective rate was 5.92% per annum. This loan was fully repaid upon maturity.

In July 2016, Taizhou Fuling entered into two loan agreements with ICBC for $575,973 and $575,973 respectively for twelve and five months, bearing a variable interest rate based on the prevailing interest rate set by the People’s Bank of China at the time of borrowing, plus 161.6 base points. The effective rate was 5.00% per annum. As of December 31, 2017, both of them had been repaid upon maturity.

In August 2016, Taizhou Fuling entered into a loan agreement with ICBC for $647,970 for five months, bearing a variable interest rate based on the prevailing interest rate set by the People’s Bank of China at the time of borrowing, plus 113.75 base points. The effective rate was 5.44% per annum. This loan was fully repaid upon maturity.

In October 2016, Taizhou Fuling entered into a loan agreement with ICBC for $791,963 for twelve months, bearing a variable interest rate based on the prevailing interest rate set by the People’s Bank of China at the time of borrowing, plus 70.25 base points. The effective rate was 5.00% per annum. This loan was fully repaid in October 2017.

In December 2016, Taizhou Fuling entered into two loan agreements with ICBC for $719,966 and $503,976 respectively for twelve and twelve months, bearing a variable interest rate based on the prevailing interest rate set by the People’s Bank of China at the time of borrowing, plus 70.25 base points. The effective rates were 5.00% per annum. As of December 31, 2017, both of them had been repaid upon maturity.

(5)	During the year in 2017 and the year ended December 31, 2016, Taizhou Fuling and Great Plastics entered into a series of short-term bank borrowing agreements and other financing agreements with BOC. The terms of the loans are three to twelve months, with fixed interest rates based on London InterBank Offered Rate (“LIBOR”) (for loans dominated in USD) or prime loan rates issued by People’s Bank of China (for loans dominated in RMB), plus certain base points. The effective interest rates vary from 1.97% to 5.57% per annum. The loans to Taizhou Fuling are guaranteed by the Chief Executive Officer (“CEO”). The loans to Great Plastics are guaranteed by the CEO and Chair of the Board.

(6)	In October and December in 2016, Taizhou Fuling entered into two loan agreements with MTB for $5,803,367 respectively for six months. The effective rates were 6.41% per annum, respectively. The loans are guaranteed by the CEO. As of December 31, 2017, these loans had been repaid in full upon maturity.

(7)

On March 9, 2017, Direct Link entered into a line of credit agreement with East West Bank for $2,000,000 for one year. The annual interest rate is equivalent to LIBOR rate plus 2.75%. Direct Link is required to make restricted deposit of $73,336 for one year with an initial interest rate of 3.76% per annum. The line of credit is guaranteed by Fuling Global. The agreements require Direct Link to comply with certain financial covenants and ratios, including to maintain minimum debt service coverage ratio of 1.25 times and to maintain maximum total debt to equity ratio of 3.0 times etc. Direct Link will be measured semi-annually at June 30th and December 31st.  Direct Link was not in compliance as of December 31, 2017. On April 7, 2017, Direct Link drew down $1,500,000 with the effective rate of 3.86% per annum. On December 1, 2017, Direct Link drew down another $500,000 with the effective rate of 4.45% per annum. Interest expense incurred on this loan for the year ended December 31, 2017 was $46,182. On March 14, 2018, East West Bank approved to extend the loan to June 9, 2018. Also East West Bank waived financial covenant violations at December 31, 2017.

(8)	In November and December 2017, Taizhou Fuling entered into a series of short-term bank loan agreements with PSBC for $2,975,004 and $1,071,593, respectively. The terms of these loans are twelve and five months, respectively. The effective rates are 2.65% and 4.15% per annum, respectively.

Schedule of long-term borrowings
		As of	As of
		December 31, 2017	December 31, 2016
Pennsylvania Industrial Development Authority – long term	(1)	$748,132	$836,471
Agricultural Bank of China (“ABC”)	(2)	137,088	-
East West Bank (“EWB”) – long term	(3)	916,667	-
Total		$1,801,887	$836,471

(1)	On September 28, 2016, Fuling USA entered into a ten-year Machinery and Equipment Loan Agreement with the Pennsylvania Industrial Development Authority for $937,600, with fixed interest rate of 1.75%. This loan has been collateralized by the machinery and equipment, worth approximately $1.72 million. As of December 31, 2017, the amount of long-term borrowing was $836,471, and it consists of $88,339 of which is due within a year and $748,132 which is due over a year.

(2)	On October 31, 2016, Fuling USA entered into a buyer’s credit Loan Agreement with Agricultural Bank of China Limited for a line of credit in the amount of $5,903,723 (RMB 41 million) for 18 months. The loan bears a variable interest rate based on the prevailing interest rate set by the People’s Bank of China at the time of borrowing, plus 6% of the prevailing interest rate. As of December 31, 2017, the amount of long-term borrowing was $137,088, and the effective rate was 5.30% per annum. The line of credit’s purpose is to acquire equipment. China Export & Credit Insurance Corporation provides insurance for the line of credit. The line of credit is effective for the period from first day of loan to 18 months after the first day of loan.

(3)	On March 9, 2017, Fuling USA entered into a Delayed Draw Term Loan agreement with East West Bank for $1,000,000. The amount drawn will be turned into a 5-year term loan at LIBOR rate plus 3.00%. The loan is guaranteed by Fuling Global. Fuling USA is required to make a restricted deposit of $41,900 for one year with an initial interest rate of 4.19% per annum. The agreement requires Fuling USA to comply with certain financial covenants and ratios, including to maintain minimum debt service coverage ratio of 1.25 times and to maintain maximum total debt to equity ratio of 3.0 times etc. Fuling USA’s compliance with these covenants will be reviewed semi-annually at June 30th and December 31th. Fuling USA was in compliance as of December 31, 2017. On April 7 and December 1, 2017, Fuling USA drew down $500,000 (April 2017 Loan) and $500,000 (December 2017 Loan), respectively. April 2017 loan will expire April 7, 2023 and December 2017 loan will expire on December 1, 2023. Both April 2017 loan and December 2017 loan require interest only payment for the first year and require interest and principal payments for years from second year to sixth year. The effective rate was 4.11% per annum. As of December 31, 2017, the amount of long-term borrowing was $1,000,000, and it consists of $83,333 of which is due within a year and $916,667 which is due over a year.

Machinery and Equipment Loan Agreement [Member] | Pennsylvania Industrial Development Authority [Member]
Debt Instrument [Line Items]
Schedule of future obligations for payments of long-term loan
Twelve months ended December 31,
2018	$88,339
2019	89,898
2020	91,484
2021	93,098
2022	94,740
Thereafter	378,912
Total	$836,471

Delayed Draw Term Loan Agreement [Member] | East West Bank - long term [Member]
Debt Instrument [Line Items]
Schedule of future obligations for payments of long-term loan
Twelve months ended December 31,
2018	$83,333
2019	200,000
2020	200,000
2021	200,000
2022	200,000
Thereafter	116,667
Total	$1,000,000